Short term investments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Investments	Investments are comprised of:

	December 31,
	2019	2018
Other short-term investments	21,243	16,039
Investment funds	40,766	501,384

	62,009	517,423